Equity In Broker Trading Account (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total Index Series [Member]
Derivative [Line Items]
Amounts of cash and futures contracts	$ 11,154,801	$ 15,239,677
Agricultural Sector Series [Member]
Derivative [Line Items]
Amounts of cash and futures contracts	$ 366,492	$ 624,564